Expense Example {- Fidelity Advisor® Equity Value Fund} - 11.30 Fidelity Advisor Equity Value Fund - AMCIZ PRO-12 - Fidelity Advisor® Equity Value Fund	Jan. 29, 2022 USD ($)
Fidelity Advisor Equity Value Fund-Class A
Expense Example:
1 year	$ 685
3 years	916
5 years	1,167
10 years	1,881
Fidelity Advisor Equity Value Fund-Class M
Expense Example:
1 year	487
3 years	775
5 years	1,084
10 years	1,960
Fidelity Advisor Equity Value Fund-Class C
Expense Example:
1 year	293
3 years	602
5 years	1,038
10 years	2,045
Fidelity Advisor Equity Value Fund - Class I
Expense Example:
1 year	92
3 years	287
5 years	498
10 years	1,108
Fidelity Advisor Equity Value Fund-Class Z
Expense Example:
1 year	76
3 years	237
5 years	411
10 years	$ 918